Debt and credit facilities	12 Months Ended
Dec. 31, 2013
Debt and credit facilities [Abstract]
Debt and credit facilities

Note 8 - Debt and credit facilities

Total interest incurred amounted to $260, $61 and $2,082 for the years ended December 31, 2013, 2012 and 2011, respectively.

On December 31, 2013, the Company has short-term bank borrowings consisting of an unsecured bank loan of $4,101 (RMB25 million) drawn from a credit facility granted of RMB50 million by a local bank in PRC. The loan is repayable by September 25, 2014. The credit facility was guaranteed by Guanke with a guarantee fee of $19. The remaining borrowings are accounts receivable sold with recourse to banks in Hong Kong. The effective interest rates and the amounts outstanding under these lines of credit and agreements at December 31, 2013 are presented in the following table. Such amounts are included in short-term loans in the accompanying consolidated balance sheets.

Total short-term loans were as follows:

	Interest	December 31,
	Rate(s)	2013	2012

Short-term bank loan	7.2%	$4,101	$-
Receivables financing facilities, due for repayment within 1 month
-2013	1.6%-1.7%	2,633	-
-2012	1.8%-2.2%	-	6,230
Total short-term loans		$6,734	$6,230